Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 10,951	$ 1,620	$ 5,984	$ 671
Investments [Current]	1,464	54
Receivables, net	5,521	4,652
Programming rights	909	987
Other current assets	1,146	1,260
Total current assets	19,991	8,573
Film and television costs	5,054	5,227
Investments	6,325	9,854
Investments in and amounts due from subsidiaries eliminated upon consolidation	0	0
Property and equipment, net	27,232	27,559
Franchise rights	59,364	59,376
Goodwill	26,985	26,874	14,958
Other intangible assets, net	17,840	18,165
Other noncurrent assets, net	2,180	2,190
Total assets	164,971	157,818
Accounts payable and accrued expenses related to trade creditors	6,206	5,705
Accrued participations and residuals	1,350	1,255
Accrued expenses and other current liabilities [condensed]	6,782	4,914
Current portion of long-term debt	2,376	1,367
Total current liabilities	16,714	13,241
Long-term debt, less current portion	38,082	37,942
Deferred income taxes	30,110	29,932
Other noncurrent liabilities	13,271	13,034
Redeemable noncontrolling interests	16,998	16,014
Common stock	31	32
Other shareholders' equity	49,325	47,242
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	440	381
Total equity	49,796	47,655	44,434	42,811
Total liabilities and equity	164,971	157,818
Comcast [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	233	235
Total current assets	233	235
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	74,227	71,222
Property and equipment, net	242	262
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	12	9
Other noncurrent assets, net	1,130	912
Total assets	75,844	72,640
Accounts payable and accrued expenses related to trade creditors	8	10
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	1,290	1,030
Current portion of long-term debt	0	26
Total current liabilities	1,298	1,066
Long-term debt, less current portion	23,306	22,451
Deferred income taxes	0	0
Other noncurrent liabilities	1,884	1,849
Redeemable noncontrolling interests	0	0
Common stock	31	32
Other shareholders' equity	49,325	47,242
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	0	0
Total equity	49,356	47,274
Total liabilities and equity	75,844	72,640
Comcast Holdings [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	0	0
Total current assets	0	0
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	87,630	88,336
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	147	148
Total assets	87,777	88,484
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	275	272
Current portion of long-term debt	0	202
Total current liabilities	275	474
Long-term debt, less current portion	113	111
Deferred income taxes	754	727
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	86,635	87,172
Total Comcast Corporation shareholders' equity	86,635	87,172
Noncontrolling interests	0	0
Total equity	86,635	87,172
Total liabilities and equity	87,777	88,484
CCCL Parent [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	14	8
Total current assets	14	8
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	96,853	89,568
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	1	30
Total assets	96,868	89,606
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	210	189
Current portion of long-term debt	2,105	0
Total current liabilities	2,315	189
Long-term debt, less current portion	1,827	3,953
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	92,726	85,464
Total Comcast Corporation shareholders' equity	92,726	85,464
Noncontrolling interests	0	0
Total equity	92,726	85,464
Total liabilities and equity	96,868	89,606
Combined CCHMO Parents [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	4	3
Total current assets	4	3
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	50,242	45,725
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	0	5
Total assets	50,246	45,733
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	54	77
Current portion of long-term debt	241	554
Total current liabilities	295	631
Long-term debt, less current portion	1,512	1,764
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	48,439	43,338
Total Comcast Corporation shareholders' equity	48,439	43,338
Noncontrolling interests	0	0
Total equity	48,439	43,338
Total liabilities and equity	50,246	45,733
Nbcuniversal Media Parent [Member]
Cash and cash equivalents	5,129	238	0
Receivables, net	3	15
Other current assets	51	26
Total current assets	5,183	279
Investments	529	505
Investments in and amounts due from subsidiaries eliminated upon consolidation	38,464	39,714
Other noncurrent assets, net	152	139
Total assets	44,328	40,637
Accrued expenses and other current liabilities [condensed]	263	193
Current portion of long-term debt	7	550
Total current liabilities	270	743
Long-term debt, less current portion	11,219	9,142
Deferred income taxes	78	78
Other noncurrent liabilities	926	954
Other shareholders' equity	31,835	29,720
Total Comcast Corporation shareholders' equity	31,835	29,720
Noncontrolling interests	0
Total equity	31,835	29,720
Total liabilities and equity	44,328	40,637
Comcast Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	5,822	1,382	5,984	671
Investments [Current]	1,464	54
Receivables, net	5,518	4,637
Programming rights	909	987
Other current assets	844	988
Total current assets	14,557	8,048
Film and television costs	5,054	5,227
Investments	5,796	9,349
Investments in and amounts due from subsidiaries eliminated upon consolidation	73,298	66,214
Property and equipment, net	26,990	27,297
Franchise rights	59,364	59,376
Goodwill	26,985	26,874
Other intangible assets, net	17,828	18,156
Other noncurrent assets, net	1,650	1,622
Total assets	231,522	222,163
Accounts payable and accrued expenses related to trade creditors	6,198	5,695
Accrued participations and residuals	1,350	1,255
Accrued expenses and other current liabilities [condensed]	4,690	3,153
Current portion of long-term debt	23	35
Total current liabilities	12,261	10,138
Long-term debt, less current portion	105	521
Deferred income taxes	30,035	29,650
Other noncurrent liabilities	10,604	10,374
Redeemable noncontrolling interests	16,998	16,014
Common stock	0	0
Other shareholders' equity	161,079	155,085
Total Comcast Corporation shareholders' equity	161,079	155,085
Noncontrolling interests	440	381
Total equity	161,519	155,466
Total liabilities and equity	231,522	222,163
Elimination and Consolidation Adjustments [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	0	0
Total current assets	0	0
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	(420,714)	(400,779)
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	(900)	(666)
Total assets	(421,614)	(401,445)
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	0	0
Current portion of long-term debt	0	0
Total current liabilities	0	0
Long-term debt, less current portion	0	0
Deferred income taxes	(757)	(523)
Other noncurrent liabilities	(143)	(143)
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	(420,714)	(400,779)
Total Comcast Corporation shareholders' equity	(420,714)	(400,779)
Noncontrolling interests	0	0
Total equity	(420,714)	(400,779)
Total liabilities and equity	$ (421,614)	$ (401,445)